CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)		Jun. 30, 2019	Jun. 30, 2018
Current Assets
Cash and cash equivalents		$ 4,432,150	$ 7,238,489
Trade and other receivables		59,679	72,110
Total Current Assets		4,491,829	7,310,599
Non-Current Assets
Exploration and evaluation assets	[1]	2,265,121	742,017
Property, plant and equipment		26,195	3,982
Total Non-Current Assets		2,291,316	745,999
TOTAL ASSETS		6,783,145	8,056,598
Current Liabilities
Trade and other payables		2,144,071	1,989,084
Total Current Liabilities		2,144,071	1,989,084
TOTAL LIABILITIES		2,144,071	1,989,084
NET ASSETS		4,639,074	6,067,514
EQUITY
Contributed equity		48,853,707	40,483,348
Reserves		1,990,135	1,966,308
Accumulated losses		(46,204,768)	(36,382,142)
TOTAL EQUITY		$ 4,639,074	$ 6,067,514

[1]	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.